PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2018	Dec. 31, 2017
United States
Disclosure of fair value of plan assets [line items]
Equity Securities	35.00%	53.00%
Fixed Income Securities (including cash)	46.00%	34.00%
Real Estate	5.00%	0.00%
Other	14.00%	13.00%
Total	100.00%	100.00%
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	42.00%	56.00%
Fixed Income Securities (including cash)	50.00%	42.00%
Real Estate	6.00%	2.00%
Other	2.00%	0.00%
Total	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	78.00%	97.00%
Real Estate	1.00%	1.00%
Other	21.00%	2.00%
Total	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	3.00%	3.00%
Fixed Income Securities (including cash)	72.00%	71.00%
Real Estate	0.00%	0.00%
Other	25.00%	26.00%
Total	100.00%	100.00%
Other
Disclosure of fair value of plan assets [line items]
Equity Securities		41.00%
Fixed Income Securities (including cash)		49.00%
Real Estate		2.00%
Other		8.00%
Total		100.00%
- Asset classes that have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities	12.00%	26.00%
Fixed Income Securities (including cash)	0.00%	4.00%
Real Estate	0.00%	0.00%
Other	4.00%	4.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	33.00%	47.00%
Fixed Income Securities (including cash)	44.00%	33.00%
Real Estate	0.00%	0.00%
Other	2.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	78.00%	97.00%
Real Estate	1.00%	1.00%
Other	21.00%	2.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	3.00%	3.00%
Fixed Income Securities (including cash)	67.00%	67.00%
Real Estate	0.00%	0.00%
Other	4.00%	3.00%
- Asset classes that have a quoted market price in an active market | Other
Disclosure of fair value of plan assets [line items]
Equity Securities		41.00%
Fixed Income Securities (including cash)		49.00%
Real Estate		2.00%
Other		8.00%
- Asset classes that do not have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities	23.00%	27.00%
Fixed Income Securities (including cash)	46.00%	30.00%
Real Estate	5.00%	0.00%
Other	10.00%	9.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	9.00%	9.00%
Fixed Income Securities (including cash)	6.00%	9.00%
Real Estate	6.00%	2.00%
Other	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	0.00%	0.00%
Real Estate	0.00%	0.00%
Other	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	5.00%	4.00%
Real Estate	0.00%	0.00%
Other	21.00%	23.00%
- Asset classes that do not have a quoted market price in an active market | Other
Disclosure of fair value of plan assets [line items]
Equity Securities		0.00%
Fixed Income Securities (including cash)		0.00%
Real Estate		0.00%
Other		0.00%